Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Tax [Abstract]
Income tax expense	$ 9,577	$ 4,650
Profit before income tax	$ 5,887	$ 3,140